Offerings	Aug. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.000001 per share, issued pursuant to the Series A-1 Note
Amount Registered | shares	223,166,369
Proposed Maximum Offering Price per Unit	0.48
Maximum Aggregate Offering Price	$ 107,119,857.12
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,400.05
Offering Note	Represents the Registrant's ordinary shares, issuable upon conversion of convertible notes at a floor price of $0.0559 previously issued to the selling stockholders named in the Registration Statement. Pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the ordinary shares issuable upon conversion of convertible notes, issued pursuant to the Purchase Agreement and issuable upon exercise of warrants is based upon $0.48, which is the average of the high and low closing sale prices of the shares of common stock as of August 18, 2025, as reported on The Nasdaq Capital Market.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.000001 per share, issued pursuant to the Series B-1 Note
Amount Registered | shares	111,583,184
Proposed Maximum Offering Price per Unit	0.48
Maximum Aggregate Offering Price	$ 53,559,928.32
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,200.03
Offering Note	(2) Represents the Registrant's ordinary shares, issuable upon conversion of convertible notes at a conversion price of $0.0559 previously issued to the selling stockholders named in the Registration Statement. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the ordinary shares issuable upon conversion of convertible notes, issued pursuant to the Purchase Agreement and issuable upon exercise of warrants is based upon $0.48, which is the average of the high and low closing sale prices of the shares of common stock as of August 18, 2025, as reported on The Nasdaq Capital Market.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.000001 per share, issued pursuant to the Series C-1 Note
Amount Registered | shares	21,136,535
Proposed Maximum Offering Price per Unit	0.48
Maximum Aggregate Offering Price	$ 10,145,536.80
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,553.28
Offering Note	Represents the Registrant's ordinary shares, issuable upon conversion of convertible notes at a conversion price of $0.079 previously issued to the selling stockholders named in the Registration Statement. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the ordinary shares issuable upon conversion of convertible notes, issued pursuant to the Purchase Agreement and issuable upon exercise of warrants is based upon $0.48, which is the average of the high and low closing sale prices of the shares of common stock as of August 18, 2025, as reported on The Nasdaq Capital Market.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.000001 per share, issued pursuant to the ELOC
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,240.00
Offering Note	Reflects up to $400,000,000 of the Registrant's ordinary shares to be sold by the Company pursuant to the Equity Purchase Facility Agreement, dated July 13, 2025, by and between the Company and the investor named therein. The proposed maximum offering price per unit has been excluded in accordance with Rule 457(o) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.000001 per share, issued pursuant to the Purchase Agreement
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	0.48
Maximum Aggregate Offering Price	$ 9,600,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,469.76
Offering Note	Represents the Registrant's ordinary shares, issued pursuant to the Purchase Agreement to the selling stockholders named in the Registration Statement. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the ordinary shares issuable upon conversion of convertible notes, issued pursuant to the Purchase Agreement and issuable upon exercise of warrants is based upon $0.48, which is the average of the high and low closing sale prices of the shares of common stock as of August 18, 2025, as reported on The Nasdaq Capital Market.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.000001 per share, issuable upon the exercise of warrants under the Purchase Agreement
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	0.48
Maximum Aggregate Offering Price	$ 9,600,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,469.76
Offering Note	Represents the Registrant's ordinary shares, issuable upon exercise of warrants under the Purchase Agreement previously issued to the selling stockholders named in the Registration Statement. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the ordinary shares issuable upon conversion of convertible notes, issued pursuant to the Purchase Agreement and issuable upon exercise of warrants is based upon $0.48, which is the average of the high and low closing sale prices of the shares of common stock as of August 18, 2025, as reported on The Nasdaq Capital Market